ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) - Schedule of accrued expenses and other current liabilities - USD ($)	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of accrued expenses and other current liabilities [Abstract]
Accrued payroll and other benefits	$ 1,995,168	$ 2,094,536	$ 1,659,577
Accrued interest	1,036,320	437,569	138,605
Deferred revenue and customer deposits	243,259	378,850
D&O insurance financing payable	163,200	33,660
Other accrued expenses	81,412	67,848
Accrued professional fees	44,910	104,602	126,384
Sublease deposit	19,332
Accrued rent and facilities costs	14,695	24,584
Total accrued expenses and other current liabilities	$ 3,598,296	$ 3,141,649	$ 2,188,271